-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:        August 31, 2012
                                        Estimated average burden
                                        hours per response..........22.6
                                        -----------------------------------




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kirk P. Wickman
Title:            General Counsel
Phone:            212-692-2010

Signature, Place, and Date of Signing:

 /s/ Kirk P. Wickman           New York, New York              May 17, 2010
-------------------------     ---------------------      -----------------------
     [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     61
                                                            ------------------

Form 13F Information Table Value Total:                             $1,156,800
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -------           ----------------------             ------------------

         None.


                                                     Angelo, Gordon & Co., L.P.
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2010



                                                                                       INVESTMENT DISCRETION       VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE      SHARES OR
                            TITLE OF         CUSIP       (IN       PRINCIPAL  SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS           NUMBER   THOUSANDS)     AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC     NOTE 1.000%     00971TAE1   $8,123     4,000,000 PRN      SOLE                       4,000,000
                            12/15/33
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 5.250%
ALCOA INC                   3/15/14         013817AT8   $80,621   35,000,000 PRN      SOLE                      35,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 4.000%
ANNALY CAP MGMT INC         2/15/15         035710AA0   $25,230   25,000,000 PRN      SOLE                      25,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL SA            NOTE 5.000%
LUXEMBOURG                  5/15/14         03938LAK0   $23,853   15,000,000 PRN      SOLE                      15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                            DBCV 2.625%
BLACKROCK INC               2/15/35         09247XAB7   $42,513   19,302,000 PRN      SOLE                      19,302,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 2.000%
CEPHALON INC                6/01/15         156708AP4   $5,976     4,000,000 PRN      SOLE                       4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC           COM             125269100   $9,118       100,000  SH Call SOLE                         100,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 1.875%
CHEMED CORP NEW             5/15/14         16359RAC7   $7,614     8,350,000 PRN      SOLE                       8,350,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 2.500%
CHESAPEAKE ENERGY CORP      5/15/37         165167BZ9   $4,063     5,000,000 PRN      SOLE                       5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 2.500%
CHESAPEAKE ENERGY CORP      5/15/37         165167CA3   $5,688     7,000,000 PRN      SOLE                       7,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CINEDIGM DIGITAL CINEMA
CORP                        COM             172407108   $2,949     1,787,377  SH      SOLE                       1,787,377
-----------------------------------------------------------------------------------------------------------------------------------
CIT GROUP INC               COM NEW         125581801   $64,476    1,654,917  SH      SOLE                       1,654,917
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 4.500%
CONTINENTAL AIRLS INC       1/15/15         210795PU8   $10,413    8,000,000 PRN      SOLE                       8,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CYCLACEL PHARMACEUTICALS
INC                         PFD CONV EX 6%  23254L207   $784         196,000  SH      SOLE                         196,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 5.000%
DRYSHIPS INC                12/01/14        262498AB4   $12,822   12,500,000 PRN      SOLE                      12,500,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 4.750%
EQUINIX INC                 6/15/16         29444UAH9   $22,048   16,250,000 PRN      SOLE                      16,250,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 4.250%
FORD MTR CO DEL             11/15/16        345370CN8   $35,184   23,500,000 PRN      SOLE                      23,500,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                       INVESTMENT DISCRETION       VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE      SHARES OR
                            TITLE OF         CUSIP       (IN       PRINCIPAL  SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS           NUMBER   THOUSANDS)     AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER
& GO                        PFD CONV        35671D782   $37,747      325,000  SH      SOLE                         325,000
-----------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD             COM NEW         367299203   $2,261       465,173  SH      SOLE                         465,173
-----------------------------------------------------------------------------------------------------------------------------------
                            SDCV 2.250%
GREATBATCH INC              6/15/13         39153LAB2   $11,277   12,595,000 PRN      SOLE                      12,595,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 0.625%
GILEAD SCIENCES INC         5/01/13         375558AH6   $18,935   15,000,000 PRN      SOLE                      15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
HARVEST NATURAL RESOURCES   NOTE 8.250%
INC                         3/01/13         41754VAA1   $7,325     5,000,000 PRN      SOLE                       5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                            DBCV
HASBRO INC                  2.750%12/01/21  418056AN7   $15,539    8,819,000 PRN      SOLE                       8,819,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 5.250%
HERTZ GLOBAL HOLDINGS INC   6/01/14         42805TAA3   $24,646   17,500,000 PRN      SOLE                      17,500,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 4.250%
HORIZON LINES INC           8/15/12         44044KAB7   $1,150     1,330,000 PRN      SOLE                       1,330,000
-----------------------------------------------------------------------------------------------------------------------------------
HORNBECK OFFSHORE SVCS INC  FRNT 1.625%
NEW                         11/15/26        440543AE6   $4,163     5,000,000 PRN      SOLE                       5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND              NOTE 4.500%
GLOBAL HLDG C               4/15/12         45687AAD4   $12,261    6,150,000 PRN      SOLE                       6,150,000
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS
MACHS                       COM             459200101   $12,825      100,000  SH      SOLE                         100,000
-----------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED INNOVATIONS
INC                         PFD CONV SER B  46126P304   $7,978        30,366  SH      SOLE                          30,366
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 2.000%
INVITROGEN CORP             8/01/23         46185RAJ9   $55,842   36,408,000 PRN      SOLE                      36,408,000
-----------------------------------------------------------------------------------------------------------------------------------
IRIDIUM COMMUNICATIONS
INC                         COM             46269C102   $150          18,504  SH      SOLE                          18,504
-----------------------------------------------------------------------------------------------------------------------------------
ITURAN LOCATION AND
CONTROL                     SHS             M6158M104   $258          16,197  SH      SOLE                          16,197
-----------------------------------------------------------------------------------------------------------------------------------
                            DBCV 5.500%
JETBLUE AIRWAYS CORP        10/15/38        477143AD3   $8,441     6,000,000 PRN      SOLE                       6,000,000
-----------------------------------------------------------------------------------------------------------------------------------
MCMORAN EXPLORATION CO      PFD MAND CNV    582411500   $32,070      300,500  SH      SOLE                         300,500
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                       INVESTMENT DISCRETION       VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE      SHARES OR
                            TITLE OF         CUSIP       (IN       PRINCIPAL  SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS           NUMBER   THOUSANDS)     AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                            NOTE 1.875%
MICRON TECHNOLOGY INC       6/01/14         595112AH6   $20,066   21,000,000 PRN      SOLE                      21,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 4.250%
MICRON TECHNOLOGY INC       10/15/13        595112AJ2   $9,690     4,500,000 PRN      SOLE                       4,500,000
-----------------------------------------------------------------------------------------------------------------------------------
MYLAN INC                   PFD CONV        628530206   $30,589       22,500  SH      SOLE                          22,500
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 5.500%
NEWELL RUBBERMAID INC       3/15/14         651229AH9   $48,785   26,000,000 PRN      SOLE                      26,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 3.125%
NII HLDGS INC               6/15/12         62913FAJ1   $17,033   18,000,000 PRN      SOLE                      18,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE
OSI PHARMACEUTICALS INC     2.000%12/15/25  671040AF0   $68,230   33,777,000 PRN      SOLE                      33,777,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 2.750%
PROTEIN DESIGN LABS INC     8/16/23         74369LAD5   $13,098   11,595,000 PRN      SOLE                      11,595,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 1.000%
SANDISK CORP                5/15/13         80004CAC5   $1,733     2,000,000 PRN      SOLE                       2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 3.000%
SCHEIN HENRY INC            8/15/34         806407AB8   $24,992   19,500,000 PRN      SOLE                      19,500,000
-----------------------------------------------------------------------------------------------------------------------------------
                            DBCV 2.125%
SCHLUMBERGER LTD            6/01/23         806857AD0   $15,810   10,000,000 PRN      SOLE                      10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
SLM CORP                    COM             78442P106   $2,504       200,000  SH Call SOLE                         200,000
-----------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC              COM             832110900   $3,683        86,000  SH Call SOLE                          86,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 5.125%
STEEL DYNAMICS INC          6/15/14         858119AP5   $22,825   18,595,000 PRN      SOLE                      18,595,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 4.500%
TERADYNE INC                3/15/14         880770AE2   $6,495     3,000,000 PRN      SOLE                       3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 4.500%
TEXTRON INC                 5/01/13         883203BN0   $41,790   24,000,000 PRN      SOLE                      24,000,000
-----------------------------------------------------------------------------------------------------------------------------------
THERMADYNE HLDGS CORP
NEW                         COM PAR $0.01   883435307   $32,960    4,496,555  SH      SOLE                       4,496,555
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE
TRIUMPH GROUP INC NEW       2.625%10/01/26  896818AB7   $6,096     4,500,000 PRN      SOLE                       4,500,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 4.000%
UNITED STATES STL CORP
NEW                         5/15/14         912909AE8   $52,441   25,000,000 PRN      SOLE                      25,000,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITED THERAPEUTICS         NOTE
CORP DEL                    0.500%10/15/11  91307CAD4   $17,895   12,000,000 PRN      SOLE                      12,000,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                       INVESTMENT DISCRETION       VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE      SHARES OR
                            TITLE OF         CUSIP       (IN       PRINCIPAL  SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS           NUMBER   THOUSANDS)     AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                            DBCV 6.000%
WESCO INTL INC              9/15/29         95082PAH8   $2,587     1,779,000 PRN      SOLE                       1,779,000
-----------------------------------------------------------------------------------------------------------------------------------
WEST PHARMACEUTICAL         SDCV 4.000%
SVSC INC                    3/15/47         955306AA3   $1,502     1,700,000 PRN      SOLE                       1,700,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 5.750%
WESTERN REFNG INC           6/15/14         959319AC8   $16,161   20,076,000 PRN      SOLE                      20,076,000
-----------------------------------------------------------------------------------------------------------------------------------
WHITING PETE CORP NEW       PERP PFD CONV   966387201   $34,158      172,700  SH      SOLE                         172,700
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE
WRIGHT MED GROUP INC        2.625%12/01/14  98235TAA5   $885       1,000,000 PRN      SOLE                       1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 3.500%
WYNDHAM WORLDWIDE CORP      5/01/12         98310WAC2   $32,751   16,000,000 PRN      SOLE                      16,000,000
-----------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC              COM             98385X106   $12,975      275,000  SH      SOLE                         275,000
-----------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC              COM             98385X106   $4,723       100,100  SH Call SOLE                         100,100
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE (in                             $1,156,800
thousands)
